Other Receivables Prepaid Expenses and Loans to Others	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
OTHER RECEIVABLES, PREPAID EXPENSES AND LOANS TO OTHERS

NOTE 7 – OTHER RECEIVABLES, PREPAID EXPENSES AND LOANS TO OTHERS:

a.	Other receivables and prepaid expenses

	December 31
	2022	2021
	USD in thousands

Government institutions	924	79
Prepaid expenses	469	126
Advances to suppliers	417	18
Other	118	192
	1,928	415

b.	Loans to others

	December 31
	2022	2021
	USD in thousands
Loan to Safee (see note 4D)	71	-
Loan to A.I Systems Ltd. *	940	-
	1,011	-

*

On August 23, 2022, the Company signed a convertible loan agreement with A.I Artificial Intelligence Research and Development Ltd. (A.I R&D Ltd.) for the assignment of a loan it has given to A.I Systems Ltd, a public company traded in Tel Aviv. The original loan amount was NIS 6,000 thousand. According to the agreement, the Company purchased from A.I R&D Ltd., 50% from the original loan in exchange for USD 914 thousand (NIS 3,000 thousand) in the same terms of the original loan given to A.I Systems Ltd.

According to the agreement, the loan will bear an interest of 1% per month. Additionally, A.I Systems Ltd. has the right to choose to repay the loan and interest in cash or to convert it into shares of A.I Systems Ltd. on March 13, 2023. The number of shares will be equal to the amount of the loan (NIS 3,000 thousand) plus NIS 1,750 thousand divided by the average quoted price per share of A.I System Ltd. during a period of 30 trading days preceding the conversion date.

The loan was accounted for as financial assets measured at fair value through profit or loss. As of December 31, 2022, the fair value of the loan was USD 940 thousand (NIS 3,307 thousand). On March 12, 2023, the Company entered into an amendment to the conversion loan agreement. According to the amendment, the repayment will be postponed by 3 months, to June 13, 2023.